SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of original measurement categories in IAS 39 and the new measurement categories of IFRS 9 for each class of financial assets

			Balance on	Balance on
	IAS 39 Classification	IFRS 9 Classification	12/31/2017	01/01/2018
FINANCIAL ASSETS Current / Non-current
			79,613,681	69,048,909
Cash and cash equivalents	Loans and receivables	Fair value through profit or loss	792,252	792,252
Customers	Loans and receivables	Amortized cost	5,124,744	5,044,920
Loans and financing	Loans and receivables	Amortized cost	10,266,851	10,266,851
Reimbursement rights	Loans and receivables	Amortized cost	8,076,826	8,076,826
Financial assets - Transmission (*)	Loans and receivables	Amortized cost	11,623,493	—
Financial assets - Generation	Loans and receivables	Amortized cost	4,659,487	4,659,487
Financial assets - Transmission (RBSE)	Loans and receivables	Fair value through profit or loss	38,238,015	39,376,560
Financial assets - Amounts receivable Parcel A	Loans and receivables	Amortized cost	832,013	832,013
			331,588	331,588
Marketable securities	Maintained until maturity	Amortized cost	331,588	331,588
			7,350,863	7,350,863
Marketable securities	Measured at fair value through profir or loss	Fair value through profit or loss	6,924,632	6,924,632
Derivative financial instruments	Measured at fair value through profit or loss	Fair value through profit or loss	426,231	426,231
			3,950,774	3,950,774
Investments (equity)	Available for sale	Fair value through other comprehensive income	1,418,659	1,418,659
Financial assets - Distribution	Available for sale	Fair value through profit or loss	2,532,115	2,532,115

(*) Financial transmission assets are accounted for as contract assets in accordance with IFRS 15, as described in item (b) of this note.

Schedule of equity interest over capital of subsidiary

	12/31/2018		12/31/2017
	Shareholding		Shareholding
Subsidiaries	Direct	Indirect	Direct	Indirect

Amazonas Distribuidora (1)	100.00%	—	100.00%	—
Amazonas GT	100.00%	—	—	100.00%
Boa Vista Energia (3)	—	—	100.00%	—
Ceal (1)	100.00%	—	100.00%	—
Cepisa (3)	—	—	100.00%	—
Ceron (3)	—	—	100.00%	—
CGTEE	99.99%	—	99.99%	—
Chesf	99.58%	—	99.58%	—
Eletroacre (3)	—	—	96.71%	—
Eletronorte	99.48%	—	99.48%	—
Eletronuclear	99.91%	—	99.91%	—
Eletropar	83.71%	—	83.71%	—
Eletrosul	99.88%	—	99.88%	—
Furnas	99.56%	—	99.56%	—
Chuí IX (1)	99.99%	—	99.99%	—
Santa Vitoria do Palmar (1)	78.00%	—	78.00%	—
Hermenegildo I (1)	99.99%	—	99.99%	—
Hermenegildo II (1)	99.99%	—	99.99%	—
Hermenegildo III (1)	99.99%	—	99.99%	—
Uirapuru (1) (2)	75.00%	—	—	—
Chuí Holding	—	78.00%	—	100.00%
Geribatu I	—	100.00%	—	100.00%
Geribatu II	—	100.00%	—	100.00%
Geribatu III	—	100.00%	—	100.00%
Geribatu IV	—	100.00%	—	100.00%
Geribatu V	—	100.00%	—	100.00%
Geribatu VI	—	100.00%	—	100.00%
Geribatu VII	—	100.00%	—	100.00%
Geribatu VIII	—	100.00%	—	100.00%
Geribatu IX	—	100.00%	—	100.00%
Geribatu X	—	100.00%	—	100.00%
Livramento	—	78.00%	—	78.00%
Paraíso	—	100.00%	—	100.00%
Energia dos Ventos V	—	99.99%	—	99.99%
Energia dos Ventos VI	—	99.99%	—	99.99%
Energia dos Ventos VII	—	99.99%	—	99.99%
Energia dos Ventos VIII	—	99.99%	—	99.99%
Energia dos Ventos IX	—	99.99%	—	99.99%
Extremoz Transmissora do Nordeste S.A.	—	100.00%	—	100.00%
Transenergia Goiás S.A	—	99.99%	—	99.99%
Brasil Ventos Energia S.A.	—	100.00%	—	100.00%
Complexo Eólico Pindaí I
Acauã Energia S.A.	—	99.93%	—	99.93%
Angical 2 Energia S.A.	—	99.96%	—	99.96%
Arapapá Energia S.A.	—	99.90%	—	99.90%
Caititu 2 Energia S.A.	—	99.96%	—	99.96%
Caititu 3 Energia S.A.	—	99.96%	—	99.96%
Carcará Energia S.A.	—	99.96%	—	99.96%
Corrupião 3 Energia S.A.	—	99.96%	—	99.96%
Teiú 2 Energia S.A.	—	99.95%	—	99.95%
Complexo Eólico Pindaí II
Coqueirinho 2 Energia S.A.	—	99.98%	—	99.98%
Papagaio Energia S.A.	—	99.96%	—	99.96%
Complexo Eólico Pindaí III
Tamanduá Mirim 2 Energia S.A.	—	83.01%	—	83.01%
(1)	The assets and liabilities of these companies were classified as held for sale, see note 44;
(2)	Transfer of Eletrosul’s SPE to Eletrobras, see note 14.5; and
(3)	Company with transferred shareholding control, see note 45.

IFRS 15 and IFRS 9
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Statement of adjustments on financial position due to adoption of new standards

	Ajustments adoption of IFRS 15 and IFRS 9
	12/31/2017	IFRS 9	IFRS 15	01/01/2018
ASSETS
Contractual assets - Transmission	—	—	13,748,933	13,748,933
Financial assets - Transmission	11,755,690	—	(11,755,690)	—
Financial assets - Transmission (RBSE)	38,238,015	1,471,415	—	39,709,430
Financial assets - Concessions and Itaipu	7,891,418	—	—	7,891,418
ADA - Customers	(600,835)	(79,824)	—	(680,659)
Investments	28,708,364	318,570	(459,449)	28,567,485
Others	86,982,707	—	—	86,982,707
TOTAL ASSETS	172,975,359	1,710,161	1,533,794	176,219,314

LIABILITIES
Deferred income and social contribution taxes	8,901,931	372,725	343,561	9,618,217
Others	121,320,896	—	—	121,320,896
TOTAL LIABILITIES	130,222,827	372,725	343,561	130,939,113

Retained earnings	—	1,337,436	1,190,233	2,527,669
Others	42,752,532	—	—	42,752,532
TOTAL NET EQUITY	42,752,532	1,337,436	1,190,233	45,280,201

IFRS 15
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Statement of adjustments on financial position due to adoption of new standards

	Adoption of IFRS 15
	12/31/2018 -			12/31/2018 -
	Before IFRS 15	Ajustments		After IFRS 15
	adoption	adoption IFRS 15		adoption
NET OPERATING REVENUE	28,683,184	(3,707,437)	(a)/(b)	24,975,747
OPERATING EXPENSES	(14,677,720)	3,638,436	(b)	(11,039,284)
OPERATING PROFIT BEFORE FINANCIAL RESULT	14,005,464	(69,001)		13,936,463

FINANCIAL RESULT	(479,972)	(98,101)	(b)	(578,073)
RETURNS ON SHAREHOLDINGS	923,743	461,107	(a)	1,384,850
OPERATING RESULT BEFORE TAXES	14,449,235	294,005		14,743,240

INCOME TAX AND SOCIAL CONTRIBUTIONS	(2,483,718)	—		(2,483,718)

NET EARNINGS OF CONTINUED OPERATIONS	11,965,517	294,005		12,259,522

NET EARNINGS OF DISCONTINUED OPERATIONS	1,088,055	—		1,088,055

(a)   Revenue from transmission assets - Change in the classification of the assets related to the transmission infrastructure. Considering the performance obligation during the concession period, represented by the availability, construction, operation and maintenance of the transmission lines, assets related to the transmission infrastructure that were previously recognized as financial assets until December 2017, were recognized from 2018 onwards as contractual assets. For further details on the accounting estimates utilized for the contractual transmission assets see note 4.

(b)   Proinfa - Based on the requirements contained in IFRS 15, the Company has concluded that it acts as an agent, considering the conceptual changes in the “risks and benefits” model from standard IAS 18, mainly the disregard of credit risk and the less emphasis on the accreditation risks of Eletrobras for the acceptance regarding the energy source generated and the qualification of the supplier it accredited, and thus as from January 1, 2018, the revenues, costs and financial revenues of these operations are being presented net in the same line in the income statement.